140

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 62.7%
	COMMODITY - 11.4%
385,145	Invesco DB Commodity Index Tracking Fund, N(a)					$ 9,674,842

	EQUITY - 51.3%
93,463	Consumer Staples Select Sector SPDR Fund					6,798,499
111,591	Energy Select Sector SPDR Fund					10,043,190
316,266	Invesco High Yield Equity Dividend Achievers ETF					6,524,568
53,227	iShares Select Dividend ETF					6,288,770
99,490	Utilities Select Sector SPDR Fund					6,643,942
117,631	WisdomTree US Total Dividend Fund					7,081,457
						43,380,426

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,757,001)					53,055,268

	SHORT-TERM INVESTMENT — 28.3%
	MONEY MARKET FUND - 28.3%
23,955,770	First American Government Obligations Fund Class X, 2.91%(b) (e) (Cost $23,955,770)					23,955,770

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
80	S&P500 E-MINI Option	GS	12/16/2022	$ 3,600	$ 14,400,000	$ 187,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $292,500)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $292,500)					187,000

	TOTAL INVESTMENTS - 91.2% (Cost $75,005,271)					$ 77,198,038
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%					7,463,683
	NET ASSETS - 100.0%					$ 84,661,721

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
23	ICE Brent Crude Oil Future(e)	12/29/2022	$ 2,093,460	$ 39,710
66	NYBOT FINEX United States Dollar Index Future	12/19/2022	7,353,720	135,300
27	NYMEX Henry Hub Natural Gas Futures(e)	04/26/2023	1,276,560	81,550
22	NYMEX Light Sweet Crude Oil Future(e)	11/21/2022	1,903,660	34,830
118	NYMEX Light Sweet Crude Oil Future(e)	12/20/2022	10,077,200	1,147,940
22	NYMEX NY Harbor ULSD Futures(e)	03/31/2023	2,906,626	(15,881)
19	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	11/30/2022	2,015,509	108,663
	TOTAL FUTURES CONTRACTS			$ 1,532,112

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	- Non-income producing security.
(b)	- Rate disclosed is the seven day effective yield as of October 31, 2022.
(c)	- Each contract is equivalent to one futures contract.
(d)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	- All or a portion of this investment is a holding of the ADWAT Fund Limited.